Commitments (Tables)	12 Months Ended
Mar. 31, 2022
Commitments
Schedule of capital commitments

	Company and subsidiaries		Share of joint operations		Group
	2022	2021	2022	2021	2022	2021
	€m	€m	€m	€m	€m	€m
Contracts placed for future capital expenditure not provided in the financial statements[1]	4,388	3,993	140	133	4,527	4,126

Note:

1	Commitment includes contracts placed for property, plant and equipment and intangible assets.